UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2011

ITEM 1.	SCHEDULES OF INVESTMENTS

WESTERN ASSET MONEY MARKET FUND

WESTERN ASSET GOVERNMENT

MONEY MARKET FUND

FORM N-Q

NOVEMBER 30, 2011

WESTERN ASSET MONEY MARKET FUND

Schedules of investments (unaudited)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.0%
Certificates of Deposit - 24.3%
Bank of Montreal Chicago	0.080%	12/1/11	$30,000,000	$30,000,000
Bank of Montreal Chicago	0.080%	12/7/11	30,000,000	30,000,000
Bank of Montreal Chicago	0.470%	5/18/12	28,850,000	28,850,000
Bank of Nova Scotia	0.300%	2/10/12	10,000,000	10,000,000
Bank of Nova Scotia	0.410%	4/18/12	20,000,000	20,000,000
Bank of Nova Scotia	0.537%	6/11/12	25,000,000	25,025,292	(a)
Bank of Tokyo Mitsubishi	0.390%	2/6/12	33,000,000	33,000,000
Bank of Tokyo Mitsubishi	0.410%	2/24/12	20,000,000	20,000,000
Barclays Bank PLC	0.550%	2/24/12	8,000,000	8,000,000
Barclays Bank PLC	0.420%	3/12/12	4,150,000	4,150,000
Canadian Imperial Bank	0.320%	3/8/12	25,000,000	25,000,000
Deutsche Bank AG NY	0.360%	12/2/11	20,000,000	20,000,000
Deutsche Bank AG NY	0.360%	1/17/12	10,000,000	10,000,000
Lloyds TSB Bank PLC	0.520%	12/28/11	9,000,000	9,000,268
Lloyds TSB Bank PLC	0.430%	2/3/12	14,250,000	14,250,000
Nordea Bank Finland PLC	0.310%	1/17/12	20,000,000	20,000,000
Nordea Bank Finland PLC	0.590%	5/8/12	4,000,000	4,000,000
Rabobank Nederland NY	0.400%	2/1/12	20,000,000	20,000,000
Rabobank Nederland NY	0.570%	4/20/12	8,000,000	7,999,995
Royal Bank of Canada	0.260%	1/13/12	31,850,000	31,850,000
Royal Bank of Canada	0.350%	2/24/12	14,000,000	14,000,000
Skandinaviska Enskilda Banken AB	0.500%	2/7/12	18,000,000	18,000,000
Standard Chartered Bank	0.280%	1/11/12	24,800,000	24,800,000
State Street Bank & Trust Co.	0.100%	1/3/12	25,000,000	25,000,000
Sumitomo Mitsui Banking Corp.	0.290%	1/17/12	25,000,000	25,000,000
Sumitomo Mitsui Banking Corp.	0.370%	1/23/12	24,500,000	24,500,000
Svenska Handelsbanken NY	0.340%	1/31/12	14,700,000	14,698,500
Svenska Handelsbanken NY	0.380%	2/3/12	14,000,000	14,000,000
Svenska Handelsbanken NY	0.470%	3/5/12	4,715,000	4,714,745
Toronto Dominion Bank NY	0.350%	3/22/12	10,935,000	10,935,000
Toronto Dominion Bank NY	0.380%	5/4/12	23,000,000	23,000,000
Toronto Dominion Bank NY	0.380%	5/7/12	24,000,000	24,000,000
UBS AG Stamford Branch	0.280%	12/12/11	36,700,000	36,700,000
UBS AG Stamford CT	0.265%	12/16/11	10,000,000	9,999,854
UBS AG Stamford CT	0.470%	2/14/12	10,000,000	10,000,000

Total Certificates of Deposit				650,473,654

Certificates of Deposit (Euro) - 0.8%
HSBC Bank PLC	0.350%	2/13/12	20,000,000	20,000,205

Commercial Paper - 37.6%
ANZ National International Ltd.	0.260%	12/7/11	30,400,000	30,398,683	(b)(c)
Australia & New Zealand Banking Group Ltd.	0.300%	1/23/12	10,000,000	9,995,583	(b)(c)
Australia & New Zealand Banking Group Ltd.	0.471%	4/26/12	380,000	379,271	(b)(c)
Australia & New Zealand Banking Group Ltd.	0.501%	5/10/12	10,600,000	10,576,297	(b)(c)
Barclays U.S. Funding LLC	0.120%	12/1/11	69,000,000	69,000,000	(b)
BNZ International Funding Ltd.	0.371%	1/13/12	8,465,000	8,461,259	(b)(c)
BNZ International Funding Ltd.	0.501%	3/9/12	3,165,000	3,160,648	(b)(c)
Canadian Imperial Bank of Commerce	0.300%	2/10/12	25,000,000	24,985,208	(b)
Coca-Cola Co.	0.200%	4/10/12	1,625,000	1,623,817	(b)(c)
Colgate-Palmolive Co.	0.050%	12/7/11	45,500,000	45,499,621	(b)(c)
Credit Suisse NY	0.430%	2/9/12	15,000,000	14,987,458	(b)
Credit Suisse NY	0.481%	3/21/12	5,000,000	4,992,600	(b)
DnB NOR Bank ASA	0.250%	12/2/11	1,250,000	1,249,991	(b)(c)
DnB NOR Bank ASA	0.250%	12/7/11	20,000,000	19,999,167	(b)(c)
E.I. du Pont de Nemours & Co.	0.120%	12/1/11	11,725,000	11,725,000	(b)(c)
General Electric Capital Corp.	0.331%	3/7/12	35,000,000	34,968,879	(b)
General Electric Capital Corp.	0.381%	4/16/12	20,000,000	19,971,078	(b)

See Notes to Schedules of Investments.

WESTERN ASSET MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - continued
HSBC USA Inc.	0.100%	12/2/11	$35,000,000	$34,999,903	(b)
ING U.S. Funding LLC	0.380%	1/6/12	25,000,000	24,990,500	(b)
ING U.S. Funding LLC	0.410%	1/20/12	25,000,000	24,985,764	(b)
Johnson & Johnson	0.080%	1/5/12	6,500,000	6,499,494	(b)(c)
Lloyds TSB Bank PLC	0.315%	12/19/11	25,000,000	24,996,063	(b)
National Australia Funding Delaware Inc.	0.200%	12/19/11	25,000,000	24,997,500	(b)(c)
National Bank of Canada	0.441%	3/7/12	25,000,000	24,970,361	(b)
Nestle Capital Corp.	0.195%	1/9/12	30,300,000	30,293,599	(b)(c)
Nestle Capital Corp.	0.100%	2/27/12	3,195,000	3,194,219	(b)(c)
Nestle Finance International Ltd.	0.050%	12/6/11	25,000,000	24,999,827	(b)
Novartis Finance Corp.	0.060%	12/6/11	22,000,000	21,999,817	(b)(c)
Novartis Finance Corp.	0.060%	12/8/11	40,000,000	39,999,534	(b)(c)
Procter & Gamble Co.	0.140%	12/5/11	250,000	249,996	(b)(c)
Procter & Gamble Co.	0.170%	1/10/12	19,710,000	19,706,277	(b)(c)
Rabobank USA Finance Corp.	0.421%	2/6/12	20,000,000	19,984,367	(b)
Reckitt Benckiser Treasury	0.471%	3/20/12	10,000,000	9,985,639	(b)(c)
Reckitt Benckiser Treasury	0.441%	4/12/12	10,000,000	9,983,745	(b)(c)
Reckitt Benckiser Treasury	0.501%	4/17/12	10,000,000	9,980,833	(b)(c)
Reckitt Benckiser Treasury	0.622%	5/14/12	10,000,000	9,971,583	(b)(c)
Royal Bank of Scotland	0.531%	2/6/12	15,000,000	14,985,204	(b)
Royal Bank of Scotland	0.561%	2/17/12	22,475,000	22,447,730	(b)
Siemens Capital Co. LLC	0.100%	12/7/11	25,000,000	24,999,583	(b)(c)
Siemens Capital Co. LLC	0.140%	12/21/11	30,000,000	29,997,667	(b)(c)
Skandinaviska Enskilda Banken AG	0.431%	1/6/12	10,000,000	9,995,700	(b)(c)
State Street Corp.	0.210%	2/2/12	25,000,000	24,990,813	(b)
Swedbank	0.421%	1/6/12	10,000,000	9,995,800	(b)
Swedbank	0.501%	2/2/12	40,000,000	39,965,000	(b)
Toyota Motor Credit Corp.	0.501%	5/25/12	30,000,000	29,926,667	(b)
Unilever Capital Corp.	0.050%	12/1/11	35,000,000	35,000,000	(b)(c)
Unilever Capital Corp.	0.050%	12/2/11	20,000,000	19,999,972	(b)(c)
Wal-Mart Stores Inc.	0.070%	12/12/11	30,000,000	29,999,358	(b)(c)
Westpac Banking Corp.	0.280%	1/6/12	8,875,000	8,872,515	(b)(c)
Westpac Banking Corp.	0.501%	5/3/12	2,829,000	2,822,949	(b)(c)
Westpac Banking Corp.	0.501%	5/14/12	25,000,000	24,942,708	(b)(c)

Total Commercial Paper				1,007,705,247

Corporate Bonds & Notes - 9.5%
Commonwealth Bank of Australia	0.572%	6/27/12	100,000,000	100,000,000	(a)(c)
Credit Suisse USA Inc., Senior Notes	6.500%	1/15/12	10,705,000	10,781,604
JPMorgan Chase Bank N.A., Senior Notes	0.295%	11/21/12	95,000,000	95,000,000	(a)
Nordea Bank AB, Senior Notes	0.571%	11/16/12	40,000,000	40,000,000	(a)(c)
Svenska Handelsbanken AB, Senior Notes	2.875%	9/14/12	9,915,000	10,068,917	(c)

Total Corporate Bonds & Notes				255,850,521

Medium-Term Notes - 0.4%
General Electric Capital Corp., Senior Notes	0.592%	7/27/12	11,711,000	11,704,709	(a)

Time Deposits - 19.6%
Bank of America Toronto	0.040%	12/1/11	80,000,000	80,000,000
Bank of Nova Scotia	0.070%	12/1/11	40,000,000	40,000,000
Bank of Tokyo Mitsubishi	0.040%	12/1/11	40,000,000	40,000,000
Commerzbank AG Grand Cayman	0.100%	12/1/11	25,000,000	25,000,000
Lloyds TSB Bank PLC	0.080%	12/1/11	45,000,000	45,000,000
National Australia Bank Grand Cayman	0.040%	12/1/11	55,000,000	55,000,000
National Bank of Canada	0.030%	12/1/11	70,000,000	70,000,000
RBS Finance	0.100%	12/1/11	40,000,000	40,000,000
Royal Bank of Canada NY	0.050%	12/1/11	9,560,000	9,560,000
Skandinaviska Enskilda Cayman	0.070%	12/1/11	40,000,000	40,000,000
Svenska Handelsbanken Grand Cayman	0.080%	12/1/11	40,000,000	40,000,000

See Notes to Schedules of Investments.

WESTERN ASSET MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Time Deposits - continued
Swedbank Grand Cayman	0.080%	12/1/11	$40,000,000	$40,000,000

Total Time Deposits				524,560,000

U.S. Government Agencies - 6.9%
Federal Home Loan Bank (FHLB)	0.140%	6/6/12	20,000,000	19,995,587
Federal Home Loan Bank (FHLB)	0.350%	10/3/12	25,000,000	25,000,000
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.080%	1/25/12	100,000,000	99,986,300	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.135%	12/21/11	40,000,000	39,997,000	(b)

Total U.S. Government Agencies				184,978,887

U.S. Treasury Notes - 0.9%
U.S. Treasury Notes	1.375%	5/15/12	10,000,000	10,058,522
U.S. Treasury Notes	1.875%	6/15/12	15,000,000	15,145,096

Total U.S. Treasury Notes				25,203,618

TOTAL INVESTMENTS - 100.0% (Cost - $2,680,476,841#)				2,680,476,841
Other Assets in Excess of Liabilities - 0.0%				139,563

TOTAL NET ASSETS - 100.0%				$2,680,616,404

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

WESTERN ASSET GOVERNMENT MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 103.7%
U.S. Government Agencies - 82.5%
Federal Farm Credit Bank (FFCB)	0.222%	4/17/13	$500,000	$499,934	(a)
Federal Farm Credit Bank (FFCB)	0.220%	9/16/13	1,130,000	1,129,598	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.130%	12/12/11	15,000,000	14,999,404	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.040%	1/9/12	25,000,000	24,998,917	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.050%	2/9/12	15,000,000	14,998,542	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.100%	2/24/12	20,000,000	19,995,278	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.080%	3/29/12	25,000,000	24,993,389	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.170%	10/2/12	10,000,000	9,985,550	(b)
Federal Farm Credit Bank (FFCB), Notes	0.190%	4/10/12	45,000,000	44,998,369	(a)
Federal Farm Credit Bank (FFCB), Notes	0.500%	5/2/12	20,000,000	20,024,190	(a)
Federal Farm Credit Bank (FFCB), Notes	0.210%	5/18/12	50,000,000	49,995,322	(a)
Federal Farm Credit Bank (FFCB), Notes	0.200%	6/27/12	25,000,000	24,998,572	(a)
Federal Farm Credit Bank (FFCB), Notes	0.230%	7/23/12	25,000,000	25,004,878	(a)
Federal Home Loan Bank (FHLB)	0.800%	12/1/11	600,000	600,000
Federal Home Loan Bank (FHLB)	0.150%	5/1/12	25,000,000	24,997,699
Federal Home Loan Bank (FHLB)	0.090%	5/4/12	25,000,000	24,998,084
Federal Home Loan Bank (FHLB)	0.350%	7/25/12	18,000,000	18,002,994
Federal Home Loan Bank (FHLB)	0.180%	1/22/13	5,000,000	4,996,517	(a)
Federal Home Loan Bank (FHLB)	0.230%	1/25/13	26,000,000	25,999,860	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.001%	12/1/11	10,446,000	10,446,000	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.015%	12/21/11	30,000,000	29,999,750	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.031%	1/4/12	40,000,000	39,998,829	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.045 - 0.050%	1/13/12	50,000,000	49,997,163	(b)
Federal Home Loan Bank (FHLB), Discount Notes	0.040%	1/25/12	50,000,000	49,996,944	(b)
Federal Home Loan Bank (FHLB), Notes	0.280%	2/7/12	50,000,000	50,001,871	(a)
Federal Home Loan Bank (FHLB), Notes	0.280%	2/25/13	20,000,000	20,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.125%	3/23/12	20,000,000	20,124,566
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100%	12/2/11	50,000,000	49,999,861	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.142%	2/13/12	25,000,000	24,992,703	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.110 - 0.150%	2/15/12	100,000,000	99,972,556	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.010%	2/17/12	50,000,000	49,998,917	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.185%	11/2/12	20,000,000	19,994,421	(a)
Federal National Mortgage Association (FNMA), Discount Notes	0.040%	12/2/11	50,000,000	49,999,944	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.150%	1/17/12	25,025,000	25,020,099	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.040%	1/18/12	53,125,000	53,122,166	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.025%	2/8/12	25,711,000	25,709,768	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.150%	3/2/12	25,000,000	24,990,417	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.070%	4/16/12	25,000,000	24,993,340	(b)
Federal National Mortgage Association (FNMA), Notes	2.000%	1/9/12	15,771,000	15,802,196
Federal National Mortgage Association (FNMA), Notes	0.280%	12/3/12	18,510,000	18,514,721	(a)
Federal National Mortgage Association (FNMA), Notes	0.380%	8/9/13	20,000,000	20,006,741	(a)
Federal National Mortgage Association (FNMA), Senior Notes	5.000%	2/16/12	1,140,000	1,151,701

Total U.S. Government Agencies				1,151,051,771

See Notes to Schedules of Investments.

WESTERN ASSET GOVERNMENT MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Treasury Bills - 7.2%
U.S. Treasury Bills	0.115%	12/1/11	$50,000,000	$50,000,000	(b)
U.S. Treasury Bills	0.030%	3/1/12	50,000,000	49,996,209	(b)

Total U.S. Treasury Bills				99,996,209

U.S. Treasury Notes - 1.1%
U.S. Treasury Notes	4.500%	4/30/12	15,000,000	15,265,501

Repurchase Agreements - 12.9%
Barclays Capital Inc., tri-party repurchase agreement dated 11/30/11; Proceeds at maturity-$50,000,139; (Fully collateralized by U.S. government obligations, 4.250% due 11/15/40; Market value-$51,000,012)	0.100%	12/1/11	50,000,000	50,000,000
Deutsche Bank Securities Inc., tri-party repurchase agreement dated 11/30/11; Proceeds at maturity-$129,673,396; (Fully collateralized by various U.S. government agency obligations, 0.750% to 2.100% due 9/28/16 to 9/16/21; Market value-$132,271,204)	0.110%	12/1/11	129,673,000	129,673,000

Total Repurchase Agreements				179,673,000

TOTAL INVESTMENTS - 103.7% (Cost - $1,445,986,481#)				1,445,986,481
Liabilities in Excess of Other Assets - (3.7)%				(51,101,845)

TOTAL NET ASSETS - 100.0%				$1,394,884,636

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Money Market Fund (“Money Market Fund”) and Western Asset Government Money Market Fund (“Government Money Market Fund”) (the “Funds”) are separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

On July 14, 2010, the Board of Trustees of the Money Market Fund (the “Fund”) approved a plan to liquidate and terminate the Fund. The plan of liquidation provides that the Fund will cease its business, liquidate its assets and distribute its liquidation proceeds to all shareholders of record of the Fund. Final liquidation will occur no later than June 30, 2012 and will be coordinated to coincide with the launch of alternate investment products for cash sweep clients and customers of Morgan Stanley Smith Barney, for which the Fund currently serves as a sweep vehicle. The liquidation of the Fund will occur in multiple stages, which commenced with the liquidation of Class I shares on August 27, 2010 (the “Class I Liquidation”).

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Funds have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Money Market Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$2,680,476,841	—	$2,680,476,841

†	See Schedules of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

Government Money Market Fund

ASSETS

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$1,445,986,481	—	$1,445,986,481

†	See Schedules of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2011, neither the Money Market Fund nor the Government Money Market Fund invested in derivative instruments and does not have any intention to do so in the future.

3. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 25, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 25, 2012